Annual Fund Operating Expenses	May 05, 2026
Sui ETF | Sui ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.15%
2x Sui ETF | 2x Sui ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.85%
Avalanche ETF | Avalanche ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	1.15%
2x Avalanche ETF | 2x Avalanche ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	1.85%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[3]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year
[4]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year